Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization and History

Meso Numismatics, Inc. (the “Company”) was originally organized under the laws of Washington State in 1999, as Spectrum Ventures, LLC to develop market and sell VOIP (Voice over Internet Protocol) services. In 2002, the Company changed its name to Nxtech Wireless Cable Systems, Inc. In August 2007, the Company changed its name to Oriens Travel & Hotel Management Corp. In November 2014, the Company changed its name to Pure Hospitality Solutions, Inc.

On November 16, 2016, the Company entered into an Agreement and Plan of Merger between the Company and Meso Numismatics Corp. (“Meso”), a Florida corporation. The acquisition of Meso was to support the Company’s overall mission of specializing in ventures related to Central America and the Latin countries of the Caribbean; not limited to tourism. Meso was a small but scalable numismatics operation that the Company leveraged for low-cost cost revenues and product marketing.

The Company maintained an online store with eBay (www.mesocoins.com) and participated in live auctions with major companies such as Heritage Auctions, Stacks Bowers Auctions and Lyn Knight Auctions.

The acquisition was completed on August 4, 2017, following the Company issuance of 25,000 shares of Series BB preferred stock to Meso to acquire one hundred (100%) percent of Meso’s common stock. The Company accounted for the acquisition as common control, as Melvin Pereira, the CEO and principal shareholder of the Company controlled, operated and owned both companies. On November 16, 2016, the date of the Merger Agreement and June 30, 2017, the date of the Debt Settlement Agreement, Melvin Pereira, CEO of Pure Hospitality Solutions, owned 100% of the stock of Meso. Pure Hospitality Solutions, Inc. and Meso first came under common control on June 30, 2017.

On September 4, 2017, the Company decided to suspend its booking operations, Oveedia, to focus on continuing to build Meso, its numismatic business. The Company did, however, use its footprint within the Latin American region to expand the Company at a much quicker rate.

In September 2018, the Company changed its name to Meso Numismatics, Inc. and FINRA provided a market effective date and the new ticker symbol MSSV became effective on October 16, 2018.

On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of the Company’s issued and outstanding shares of common stock held by the holders of record.

On August 18, 2021, the Company completed its acquisition of Global Stem Cells Group Inc., through a Stock Purchase Agreement acquiring all the outstanding capital stock of Global Stem Cells Group Inc. and paid the purchase price of a total of 1,000,000 shares of Series AA Preferred Stock in the Company, 8,974 shares of Series DD Preferred Stock in the Company and $225,000 USD (the final payment of $50,000 was made on July 2, 2021).

Pursuant to the terms of the Fifth Post Closing Amendment along with the completion of the acquisition of Global Stem Cells Group Inc., the issuance of the 1,000 shares of the Company’s Series CC Convertible Preferred Stock to Lans Holdings Inc. was terminated and replaced with a cash payment as consideration. The Company paid Lans Holdings Inc., by delivery in escrow, an amount equal to USD $8,200,000, which cash payment was used by Lans Holdings Inc. for the repurchase of all of its shares of common stock from its common shareholders. On November 3, 2021, the Company paid $8,200,000 in cash to an escrow account set up by Lans Holdings Inc.

On October 28, 2022, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Subsidiary with the Company’s prior officer and director, Mr. Melvin Pereira, pursuant to which the Company agreed to sell Mr. Pereira 100% of the Company’s interest in Meso.  In exchange, Mr. Pereira has agreed to assume all of the liabilities of Meso, provide whatever financial and other materials needed by the Company to prepare and complete our financial statements for reporting purposes, and not to disparage our company. The Company reclassified $68,313 of liabilities outstanding resulting in a gain on discontinued operations at December 31, 2022.

Description of Business

As a result of this transaction, the Company is no longer engaged in the sale of coins, paper currency, bullion and medals and it has moved into what is believed to be a more lucrative opportunity for the Company - the operations of Global Stem Cell Group.

The Company believes stem cell therapy is becoming an increasingly effective clinical solution for treating conditions that traditional or conventional medicine only offers within palliative care and pain management. The Company works with doctors and their staff to provide products, solutions, equipment, services, and training to help them be successful in the application of Stem Cell Therapies. The Company combines solutions from extensive clinical research with the manufacturing and commercialization of viable cell therapy and immune support related products that it believes will change the course of traditional medicine around the world forever. The Company’s revenue comes directly from the training and the seminars, from the resale of these kits, products, and equipment, services, from patient procedures, and from the reoccurring application of the Company’s process using the kits and solutions it provides.

On October 18, 2024, FINRA provided a market effective date for the name and symbol change for Meso Numismatics, Inc. (MSSV) taking effect at the opening of business on October 21, 2024. The new name is Regenerative Medical Technology Group Inc. The new symbol is RMTG.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization and History

Meso Numismatics, Inc. (the “Company”) was originally organized under the laws of Washington State in 1999, as Spectrum Ventures, LLC to develop market and sell VOIP (Voice over Internet Protocol) services. In 2002, the Company changed its name to Nxtech Wireless Cable Systems, Inc. In August 2007, the Company changed its name to Oriens Travel & Hotel Management Corp. In November 2014, the Company changed its name to Pure Hospitality Solutions, Inc.

On November 16, 2016, the Company entered into an Agreement and Plan of Merger between the Company and Meso Numismatics Corp. (“Meso”), a Florida corporation. The acquisition of Meso was to support the Company’s overall mission of specializing in ventures related to Central America and the Latin countries of the Caribbean; not limited to tourism. Meso was a small but scalable numismatics operation that the Company leveraged for low-cost cost revenues and product marketing.

The Company maintained an online store with eBay (www.mesocoins.com) and participated in live auctions with major companies such as Heritage Auctions, Stacks Bowers Auctions and Lyn Knight Auctions.

The acquisition was completed on August 4, 2017, following the Company issuance of 25,000 shares of Series BB preferred stock to Meso to acquire one hundred (100%) percent of Meso’s common stock. The Company accounted for the acquisition as common control, as Melvin Pereira, the CEO and principal shareholder of the Company controlled, operated and owned both companies. On November 16, 2016, the date of the Merger Agreement and June 30, 2017, the date of the Debt Settlement Agreement, Melvin Pereira, CEO of Pure Hospitality Solutions, owned 100% of the stock of Meso. Pure Hospitality Solutions, Inc. and Meso first came under common control on June 30, 2017.

On September 4, 2017, the Company decided to suspend its booking operations, Oveedia, to focus on continuing to build Meso, its numismatic business. The Company did, however, use its footprint within the Latin American region to expand the Company at a much quicker rate.

In September 2018, the Company changed its name to Meso Numismatics, Inc. and FINRA provided a market effective date and the new ticker symbol MSSV became effective on October 16, 2018.

On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of the Company’s issued and outstanding shares of common stock held by the holders of record.

On August 18, 2021, the Company completed its acquisition of Global Stem Cells Group Inc., through a Stock Purchase Agreement acquiring all the outstanding capital stock of Global Stem Cells Group Inc. and paid the purchase price of a total of 1,000,000 shares of Series AA Preferred Stock in the Company, 8,974 shares of Series DD Preferred Stock in the Company and $225,000 USD (the final payment of $50,000 was made on July 2, 2021).

Pursuant to the terms of the Fifth Post Closing Amendment along with the completion of the acquisition of Global Stem Cells Group Inc., the issuance of the 1,000 shares of the Company’s Series CC Convertible Preferred Stock to Lans Holdings Inc. was terminated and replaced with a cash payment as consideration. The Company paid Lans Holdings Inc., by delivery in escrow, an amount equal to USD $8,200,000, which Cash Payment was used by Lans Holdings Inc. for the repurchase of all of its shares of common stock from its common shareholders. On November 3, 2021, the Company paid $8,200,000 in cash to an escrow account set up by Lans Holdings Inc.

On October 28, 2022, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Subsidiary with the Company’s prior officer and director, Mr. Melvin Pereira, pursuant to which the Company agreed to sell Mr. Pereira 100% of the Company’s interest in Meso.  In exchange, Mr. Pereira has agreed to assume all of the liabilities of Meso, provide whatever financial and other materials needed by the Company to prepare and complete our financial statements for reporting purposes, and not to disparage our company. The Company reclassified $68,313 of liabilities outstanding resulting in a gain on discontinued operations at December 31, 2022.

Description of Business

As a result of this transaction, the Company is no longer engaged in the sale of coins, paper currency, bullion and medals and it has moved into what is believed to be a more lucrative opportunity for the Company - the operations of Global Stem Cell Group.

The Company believes stem cell therapy is becoming an increasingly effective clinical solution for treating conditions that traditional or conventional medicine only offers within palliative care and pain management. The Company works with doctors and their staff to provide products, solutions, equipment, services, and training to help them be successful in the application of Stem Cell Therapies. The Company combines solutions from extensive clinical research with the manufacturing and commercialization of viable cell therapy and immune support related products that it believes will change the course of traditional medicine around the world forever. The Company’s revenue comes directly from the training and the seminars, from the resale of these kits, products, and equipment, services, from patient procedures, and from the reoccurring application of the Company’s process using the kits and solutions it provides.

On October 18, 2024, FINRA provided a market effective date for the name and symbol change for Meso Numismatics, Inc. (MSSV) taking effect at the opening of business on October 21, 2024. The new name is Regenerative Medical Technology Group Inc. The new symbol is RMTG.